Nature of business and organization (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jul. 01, 2024	May 06, 2024
Surrendering Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	428,571
Share Price	$ 35
Stock Repurchased and Retired During Period, Shares	71,429
Share Purchase Agreement [Member] | Fortress Cove Limited (“Fortress Cove”) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		500,000
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Value		$ 15.0
Business Combination, Consideration Transferred, Equity Interest, Description		An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CKHP’s net income for the fiscal years 2024 and 2025 are met.